Accounting principles, rules and methods	12 Months Ended
Dec. 31, 2020
Accounting principles, rules and methods
Accounting principles, rules and methods

Note 2: Accounting principles, rules and methods

2.1 Principles used in preparing the Financial Statements

The Financial Statements are presented in thousands of euros unless stated otherwise. Some amounts may be rounded for the calculation of financial information contained in the Financial Statements. Accordingly, the totals in some tables may not be the exact sum of the preceding figures.

Statement of compliance

The Company has prepared its Financial Statements for the years ended December 31, 2020, December 31, 2019 and December 31, 2018 in accordance with International Financial Reporting Standards, or IFRS, as issued by the International Accounting Standards Boards, or IASB. The term “IFRS” refers collectively to international accounting and financial reporting standards (IASs and IFRSs) and to interpretations of the interpretations committees (IFRS Interpretations Committee, or IFRS IC, and Standing Interpretations Committee, or SIC), whose application is mandatory for the periods presented.

Due to the listing of ordinary shares of the Company on Euronext Growth Paris (formerly known as Alternext Paris) and in accordance with the European Union’s regulation No. 1606/2002 of July 19, 2002, the Financial Statements of the Company are also prepared in accordance with IFRS as adopted by the European Union, or EU, whose application is mandatory for the periods presented.

As of December 31, 2018, 2019 and 2020, all IFRS that the IASB has published and that are mandatory are the same as those endorsed by the EU and mandatory in the EU. As a result, the Financial Statements comply with IFRS as issued by the IASB and as adopted by the EU.

Going concern

The Board of Directors approved the Financial Statements on a going concern basis despite the 2020 loss of €17,054 thousand. This analysis takes into account:

•	Cash and cash equivalents as of December 31, 2020 amounted to €5.8 million.
•	Liquid investments recorded under current financial assets (Short-term deposit) amounted to €12.5 million as of December 31, 2020 ;
•	The potential use of a funding line of convertible notes set up with Atlas that could lead up to additional funding of up to € 15 million (see Note 12.2); and
•

The net proceeds of the U.S. Initial Public Offering, which closed on February 12, 2021, of approximately $16.35 million (or €13.49 million) after deducting underwriting discounts and commissions, management fee, and other offering expenses payable by the Company (see Note 23).

The Company believes that the level of cash and cash equivalents, supplemented by the liquid investments, the net proceeds of the Initial Public Offering and the use existing funding lines, is sufficient to cover the Company’s cash requirements for the next 12 months from the date of approval of the Financial Statements.

Accounting methods

The accounting principles adopted for the Financial Statements as of and for the year ended December 31, 2020 are the same for the year ended December 31, 2019 with the exception of the following new standards, amendments and interpretations whose application was mandatory for the Company as of January 1, 2020:

•	Amendments to References to the Conceptual Framework in IFRS Standards, issued on March 29, 2018 and whose application is mandatory from January 1, 2020;
•	Amendments to IAS 1 and IAS 8: Definition of Material, issued on October 31, 2018 and whose application is mandatory from January 1, 2020;
•	Amendments to IFRS 9, IAS 39 and IFRS 17: Interest Rate Benchmark Reform, issued on September 26, 2019 and whose application is mandatory from January 1, 2020; and
•	Amendments to IFRS 3 Business Combinations, issued on October 22, 2018 and whose application is mandatory from January 1, 2020.

Adoptions of these standards have not had a material impact on the Financial Statements.

Recently issued accounting pronouncements that may be relevant to the Company’s operations but have not yet been adopted are as follows:

•

Amendments to IAS 1 Presentation of Financial Statements: Classification of Liabilities as Current or Non-current and Classification of Liabilities as Current or Non-current – Deferral of Effective Date issued on January 23, 2020 and July 15, 2020 respectively and whose application is for annual reporting periods beginning on or after January 1, 2023;

•

Amendments to IFRS 3 Business Combinations, IAS 16 Property, Plant and Equipment, IAS 37 Provisions, Contingent Liabilities and Contingent Assets, Annual Improvements 2018‑2020, all issued May 14, 2020 and whose application is for annual reporting periods beginning on or after January 1, 2022; and

•

Amendments to IFRS 9, IAS 39, IFRS 7, IFRS 4 and IFRS 16 Interest Rate Benchmark Reform – Phase 2 issued on August 27, 2020 and whose application is for annual reporting periods beginning on or after January 1, 2021.

The Company has not early adopted these new accounting standards, amendments and interpretations.

It currently does not anticipate any significant impact on its Financial Statements at adoption date.

2.2 Use of judgments and estimates

To prepare the Financial Statements in accordance with IFRS, judgments and estimates were made by the Company’s management; these may have had an effect on the amounts presented under assets and liabilities, the contingent liabilities at the date of preparation of the Financial Statements and the amounts under income and expenses for the period.

Such estimates are based on the assumption of a going concern and are based on the information available at the time of their preparation. These estimates are ongoing and are based on past experience as well as diverse other factors judged to be reasonable and form the basis for the assessments of the book value of assets and liabilities. These estimates may be revised if the circumstances on which they are based change or as a result of new information. Actual results may differ significantly from such estimates if assumptions or conditions change.

The main judgments and estimates made by management relate to the following in particular:

•	The fair value measurement of founders’ warrants, warrants and free shares granted to employees and board members:
o

The fair value measurement of share-based payments is based on the Black-Scholes option valuation model which makes assumptions about complex and subjective variables. These variables notably include the value of the Company’s shares, the expected volatility of the share price over the lifetime of the instrument, and the present and future behavior of holders of those instruments. There is a high inherent risk of subjectivity when using an option valuation model to measure the fair value of share-based payments in accordance with IFRS 2 Share-based Payment; and

o	The valuation assumptions adopted are disclosed in Note 11.
•

The fair value measurement of notes convertible into ordinary shares and/or redeemable in cash with attached warrants issued to Negma, notes convertible into ordinary shares and/or redeemable in cash with Atlas and non-convertible bonds with attached warrants issued to Kreos:

o

The fair value measurement of the derivative (related to the conversion option to Negma and to Atlas) and the equity instruments issued to Negma is based on the Black-Scholes option valuation model which makes assumptions about complex and subjective variables. These variables notably include the value of the Company’s shares, the expected volatility of the share price over the lifetime of the instrument, and the present and future behavior of holders of those instruments. There is a high inherent risk of subjectivity when using an option valuation model to measure the fair value of derivative instruments and of the equity instruments in accordance with IAS 32 Financial Instruments – Presentation (“IAS 32”) and IFRS 9; and

o	The valuation assumptions utilized are disclosed in Note 12.2.
•	Non-recognition of deferred tax assets net of deferred tax liabilities:
o

The determination of the amount of deferred tax assets which can be recognized requires that management makes estimates on both the consumption period of tax losses carried forward, and the level of future taxable income, in terms of strategies for fiscal management; and

o	The accounting principles applied by the Company in terms of recognition of deferred tax assets are detailed in Note 2.21.

2.3 Consolidation scope and methods

Biophytis controls all the legal entities included in the consolidation. An investor consolidates an investee when it controls the investee. The investor controls an investee when it is exposed, or has rights, to variable returns from its involvement with the investee and has the ability to affect those returns through its control over the investee. This principle applies to all investees, including structured entities.

An investor must possess all of the following elements to be deemed to control an investee:

•	Control over the investee, which is described as having existing rights that give the current ability to direct the activities of the investee that significantly affect the investee’s returns;
•	Exposure, or rights, to variable returns from its involvement with the investee; and
•	Ability to exert control over the investee to affect the amount of the investor’s returns.

The subsidiaries are consolidated beginning on the date on which the Company acquires control. They are deconsolidated beginning on the date on which control ceases to be exercised.

Intra-company transactions and balances are eliminated. The financial statements of the subsidiaries are prepared for the same reference period as those of the parent company, on the basis of the same accounting methods.

As of the date of publication of these Financial Statements, the Company has the control over the following two subsidiaries:

•	Instituto Biophytis Do Brasil, a company incorporated in July 2006 under Brazilian law and registered in the state of Sao Paulo. Biophytis holds a 94.6% ownership stake in this subsidiary; and
•	Biophytis Inc., a company incorporated in September 2015 under United States law and registered in the state of Delaware. Biophytis holds a 100% ownership stake in this subsidiary.

2.4 Foreign currency translation

For each entity, the Company determines the functional currency and items included in the Financial Statements of each entity are measured using that functional currency.

The parent company’s functional currency is the euros (€), which is the reporting currency of the Company and represented in the Financial Statements.

2.4.1 Recognition of transactions in foreign currencies

Transactions in foreign currencies are converted into the Company’s functional currency by applying the exchange rate at the date of the transactions. The monetary assets and liabilities denominated in foreign currencies are converted at the closing date into the functional currency using the rate of exchange on that date.

Foreign exchange gains and losses resulting from the conversion of monetary items correspond to the difference between the amortized cost denominated in the functional currency at the beginning of the period, adjusted for the impact of the effective interest rate and payments over the period, and the amortized cost denominated in the foreign currency converted at the exchange rate on the closing date.

The non-monetary assets and liabilities denominated in foreign currencies, which are valued at fair value, are converted into the functional currency using the rate of exchange on the date on which the fair value was determined. The translation differences resulting from these conversions are recognized in profit or loss, with the exception of the differences resulting from the conversion of equity instruments available for sale, of a financial liability designated as a hedge for a net investment in a business abroad, or of instruments qualified as cash flow hedges, which are recognized directly in shareholders’ equity.

2.4.2 Translation of the financial statements of foreign subsidiaries

The financial statements of entities whose functional currency is not the euro are translated as follows:

•	assets and liabilities are translated using the closing rate of the period;
•	income statement items are translated using the average rate of the period; and
•	equity items are translated using the historical rate.

The exchange differences arising on translation are directly recognized in shareholders’ equity under “Foreign currency translation adjustment.”

The exchange rates used for the preparation of the Financial Statements are as follows:

				Average rate
	Closing rate			FOR THE YEAR ENDED
EXCHANGE RATE	AS OF DECEMBER 31,			DECEMBER 31
	2018	2019	2020	2018	2019	2020
BRL	4.4440	4.5157	6.3735	4.3085	4.4134	5.8943
USD	1.1450	1.1234	1.2271	1.1810	1.1195	1.1422

2.5 Impact of the COVID‑19 health crisis on the December 31, 2020 accounts

Given the rapid changes associated with COVID‑19, the Company is taking necessary precautions to protect its employees, partners and operations.

The Company requested from its employees in France and the United States to work from home and to organize meetings and events in a virtual way when possible, except for essential activities in laboratories. Restrictions also apply to travels. Access to the premises and works performed must respect social distancing and other government recommendations. Different actions have been taken by the Company following the epidemic evolution.

With regard to the SARA-INT clinical trial in Sarcopenia, the SARS-Cov‑2 pandemic led health authorities (FDA and EMA) to introduce restriction measures to preserve patient health and safety. These included keeping them at home and closing hospitals where clinical trials were conducted.

Biophytis had to adapt its protocol to allow the treatment and follow-up of patients at home. It should be noted that the patients in the SARA-INT study are mostly elderly, and therefore particularly vulnerable to COVID‑19.

In August 2020, the Company provided an update on the SARA-INT program, announcing these measures, which resulted in a 3‑month extension of the treatment time from the original protocol, following the review of the Data Safety Monitoring Board (DSMB), which took into account the correct risk profile of the product.

In general, the impact of COVID‑19 on our clinical research and development advances will largely depend on future developments of the pandemic. These are highly uncertain and cannot be predicted with certainty and include issues such as: the rate and ultimate geographic spread of the disease; the duration of the pandemic travel restrictions and social distancing requirements in the United States, Brazil, the United Kingdom, France and other countries; disruptions to activity and closures; the impact on financial markets and the global economy; and the effectiveness of actions to contain, treat and prevent disease.

The impact of potentially ongoing and prolonged disruptions related to the COVID‑19 pandemic may result in future difficulties or delays in the launch, recruitment, execution or completion of our ongoing and planned clinical trials, which could result in additional unforeseen costs.

SARA-INT Program

Regarding SARA-INT trial in sarcopenia: the protocol was adapted in order to ensure the continuity of the trial. In particular, patient follow-ups were organized to take place at home, preventing them from moving to investigation centers. These changes were based on recommendations from both the US Food and Drug Administration (FDA) guidance and the Data and Safety Monitoring Board (DSMB) designed to preserve patients’ safety in ongoing clinical trials.

COVA Program

In April 2020, the Company launched a new clinical development program, COVA, with Sarconeos (BIO101) as a potential treatment for respiratory failure associated with COVID‑19 in a Phase 2/3 clinical study in the United States, Europe and Latin America.

The pivotal multinational clinical trial is being conducted in two parts, the first of which will assess the treatment safety and provide an indication of activity of Sarconeos (BIO101) in 50 hospitalized patients with severe respiratory manifestations related to COVID‑19.

Given the health crisis, the speed of implementation of new clinical studies against COVID‑19 was critical.

The Biophytis’ study obtained regulatory approvals to take place in the United States, Brazil, Belgium, the United Kingdom and ultimately in France. The first COVA participant was enrolled in August 2020, in Belgium. The first COVA participant in France occurred four months after Belgium.

Beyond Europe, given the opening of clinical centers in the United States and Brazil, Enrollment of 50 patients for Part 1 was completed on January 21, 2021.

The second part, which corresponds to a Phase 3 clinical study, started with the recruitments of patients in four countries: France, Belgium, United States and Brazil.

The results of the full study are expected in the second quarter of 2021.

MYODA Program

The COVID‑19 health crisis has significantly impacted the launch of the MYODA study, which is now delayed to early 2022 depending on the pandemic evolution. Indeed, the sanitary conditions may have a significant impact on the health and the safety of the study population as the study targets children with a fragile health and affected by the Duchenne Muscular Dystrophy.

As of the approval date of the accounts by the Board of Directors, the Company noted limited impacts on its operations.

In addition, as part of the provisions provided by the French State, the Company has:

•	requested to benefit from a deferral of its payment deadlines for social security contributions (amounting to €168 thousand), rents and various tax; and
•	implemented partial activity measures for all staff from March 23, 2020 until June 30, 2020.

The compensation received from the French State for partial unemployment amounted to €46 thousand for the year ended December 31, 2020 and was recorded as a reduction of payroll expenses.

2.6 Intangible assets

2.6.1 Research and development expenses

Research and development costs are recognized as expenses when incurred. Costs incurred on development projects are recognized as intangible assets when the following criteria are fulfilled:

•	it is technically feasible to complete the intangible asset so that it will be available for use or sale;
•	management intends to complete the intangible asset and use or sell it;
•	there is an ability to use or sell the intangible asset;
•	it can be demonstrated how the intangible asset will generate probable future economic benefits;
•	adequate technical, financial and other resources to complete the development and to use or sell the intangible asset are available; and
•	the expenditure attributable to the intangible asset during its development can be reliably measured.

In the opinion of management, due to uncertainties inherent in the development of the Company’s drug candidates, the criteria for research and development costs to be recognized as an intangible asset, as prescribed by IAS 38 Intangible Assets, have not been met and all research and development costs historically have been expensed.

2.6.2 Patents and software

Patents and software license acquisition costs are recorded as assets based on the costs incurred to acquire the related patents and licenses.

2.6.3 Amortization duration and expense

When intangible assets have a finite useful life, amortization is calculated using the straight-line method over this period, specifically:

Items	Amortization period
Development costs	Estimated useful life of the project
Acquired patents	Estimated useful life of the patents
Metabrain	19 years
Iris Pharma	20 years
Stanislas Veillet (BIO101)	19 years
Software	3 to 5 years

The value of intangible assets is tested when there is any indication that it may be impaired. The quantitative and qualitative factors are reviewed at each reporting date, in particular factors linked to research and development portfolio, pharmacovigilance, patents litigation and new competitors. When a factor indicates that an asset may have lost value, Biophytis estimates its recoverable value. The test consists of comparing the net book value of these assets with their recoverable amount. When the net book value exceeds the recoverable amount, an impairment loss is recognized for the difference.

2.7 Property, plant and equipment

Property, plant and equipment are valued at their cost of acquisition (purchase price and incidental expenses to ready the assets for their intended use) or their cost of production by the Company.

Assets are depreciated on a straight-line basis over their useful life.

They are depreciated using the straight-line method over the following periods:

Items	Depreciation periods
General facilities, fixtures and fittings	3 to 15 years
Technical installations, equipment and tooling	5 to 7 years
Office and IT equipment	3 to 5 years
Furniture	3 to 5 years
Transport equipment	3 to 5 years

The depreciation expenses for property, plant and equipment are recognized in the statement of consolidated operations under:

•	“General and administrative expenses” for depreciation of facilities, fixtures and fittings, office and IT equipment, and furniture; and
•	“Research and development expenses” for depreciation of laboratory equipment.

2.8 Lease agreements

Items held under lease agreements as defined by IFRS 16, Leases, and that do not meet the criteria for accounting exemptions for tenants (low-value asset leases and short-term agreements of less than 12 months) are shown as right of use assets in the statements of consolidated financial position. The corresponding liability is reported under “Financial liabilities” as a lease liability.

Lease payments that meet the exemptions criteria are recognized under expenses in the statements of consolidated operations on a straight-line basis over the term of the contract.

2.9 Recoverable value of non-current assets

Assets with an indefinite useful life are not depreciated and are subjected to an annual impairment test.

Definite-lived assets are subject to an impairment test whenever there is any internal or external indicator that their value may be impaired.

2.10 Financial assets

As of December 31, 2019 and 2020, the financial assets of the Company are classified into two categories depending on their nature and objectives for keeping such assets in accordance with IFRS 9:

•	financial assets at fair value through profit or loss; and
•	financial assets at amortized costs.

All financial assets are initially recognized at their fair value plus acquisition costs. All purchases and sales of financial assets are recognized on the settlement date.

Financial assets are derecognized when the rights to receive cash flows from the investments have expired or have been transferred and the Company has transferred substantially all risks and rewards of ownership.

Financial assets at fair value through profit or loss

Financial assets at fair value through profit or loss consist of cash and cash equivalents as of December 31, 2020 and 2019 and short-term deposits presented in current financial assets as of December 31, 2020.

Gains or losses arising from changes in the fair value of the “financial assets at fair value through profit or loss” category as determined at each reporting date are presented in the statements of consolidated operations within “Financial income (loss)” in the period in which they arise.

Other financial assets may also voluntarily be classified in this category.

Financial assets at amortized cost

Financial assets at amortized cost are mainly non-current financial assets, other current financial assets, loans and other receivables, and trade receivables measured at amortized cost using the effective interest rate method, adjusted for expected credit losses.

Impairment of financial assets measured at amortized cost

The Company considers that a financial asset is impaired according to the expected loss method in order to take into account any defaults during the asset holding period. The amount of the expected loss is recognized in the statements of financial position. Impairment losses are recognized in the statements of consolidated operations.

2.11 Cash, cash equivalents and financial instruments

Cash and cash equivalents recognized in the statements of consolidated financial position include bank deposits, cash at hand and short-term deposits with an initial maturity of less than three months.

Cash equivalents are easily convertible into a known amount of cash and are subject to an insignificant risk of changes in value. They are assessed at fair value and changes in value are recognized under “Financial income (loss)”.

2.12 Fair value of financial instruments

Borrowings and financial debts (excluding derivative financial instruments) are initially recognized at fair value and subsequently measured at amortized cost, measured using the effective interest rate (EIR) method.

The fair value of trade receivables and trade payables is considered as their book value, given their very short payment maturities. The same principle applies to other receivables, other current financial assets and other current liabilities.

The Company has distinguished three categories of financial instruments depending on their valuation methods and uses this classification to disclose some of the information required by IFRS 7 Financial Instruments: Disclosures:

•	Level 1: financial instruments listed on an active market;
•	Level 2: financial instruments whose valuation methods rely on observable inputs; and
•

Level 3: financial instruments whose valuation methods rely entirely or partly on unobservable inputs, an unobservable input being defined as one whose measurement relies on assumptions or correlations that are not based on the prices of observable market transactions for a given instrument or on observable market data on the valuation date.

The Company’s financial instruments that are recognized at fair value through profit or loss are:

•	short term deposits which are classified as Level 1; and
•	derivative instruments in connection with convertible notes (see Note 12.2), which are classified as Level 3.

2.13 Liquidity agreement

Following its listing on the stock market “Alternext Paris” (now called Euronext Growth Paris), the Company signed a liquidity agreement with a specialized institution in order to limit the “intra-day” volatility of Biophytis’ shares.

For this purpose, the Company made an initial advance payment of €300 thousand to this institution in order that the latter can take long or short positions in the Company’s shares. Shares acquired under this arrangement are recorded as treasury shares of the Company at cost.

Gain and losses from the disposal of these treasury shares is recognized under shareholders’ equity.

The cash reserve related to the liquidity agreement is presented under “Non-current financial assets.”

2.14 Public subsidies

Conditional advances

The Company benefits from conditional advances. The detail of these public grants is provided in Note 12.1.

They are recognized in accordance with IAS 20 Accounting for government’s grants and disclosures of governments assistance. These are financial advances granted at interest rates lower than those of the market and are valued at amortized cost in accordance with IFRS 9, as follows:

•

The rate advantage is determined by using a discount rate corresponding to a market rate at the grant date. The amount resulting from the rate advantage obtained at the grant date of the conditional advance is considered as a subsidy recognized in the statements of consolidated operations; and

•	The financial cost of the conditional advances calculated at market rates is subsequently recognized in financial expenses.

The subsidies related to the rate advantage are presented as a reduction under the “Research and Development” line item.

These advances are recognized in “Non-current financial liabilities” or “Current financial liabilities” depending on their maturities. In the event of failure of the project, the debt is written off and recognized as a subsidy.

Subsidies

Subsidies received by the Company are recognized as soon as the corresponding receivable becomes certain, taking into account conditions imposed for the grant of the subsidy.

Operating subsidies are deducted from research and development expenses.

Research tax credit

The Company benefits from certain provisions of the French General Tax Code relating to research tax credits.

The Company receives certain specific project-related research tax credits (“Crédit d’Impôt Recherche”, or “CIR”), which are granted to companies incorporated in France as an incentive for technical and scientific research. Companies with expenses that meet the eligibility criteria receive a tax credit that (i) can be used to offset against corporate income tax due in the year, as well as in the following three financial years, in which it is granted, or, (ii) under certain circumstances, can be paid directly to the Company for its surplus.

If a company meets certain criteria in terms of sales, headcount or assets to be considered as a small / medium size company as defined by the European Union, it may request an immediate payment of the research tax credit. Biophytis meets such criteria.

The Company considers the research tax credit received from French Tax Authorities as government grants based on the fact that the tax credits are received independently from tax payments. The Company recognizes these credits as other current receivables given the expected time of collection. These credits are presented in the statements of consolidated operations as credits to research and development expense.

Research tax credits are subject to audit by the French Tax Authorities.

Employment and Competitiveness Tax Credit

The Employment and Competitiveness Tax Credit (“CICE”) is a French tax scheme. The income received by the Company from CICE is recognized as a reduction of payroll expenses. The Company used this tax credit through its research and development efforts.

This tax scheme has been replaced by a social charge reduction since January 1, 2019.

2.15 Receivables

Receivables are valued at their nominal value.

Impairment allowances include expected losses as required by IFRS 9, rather than incurred losses. No impairment allowances were determined to be necessary as of December 31, 2020 or 2019.

Other receivables include the nominal value of the CIR research tax credit which is recognized when expenses eligible to the research tax credit are incurred.

2.16 Capital

Classification as equity depends on the specific analysis of the characteristics of each instrument issued. The Company’s ordinary shares are classified as equity instruments.

Costs directly attributable to the issuance of shares are recognized, net of tax, as a reduction from shareholders’ equity.

2.17 Share-based payments

Since its incorporation, the Company has implemented several compensation plans settled in equity instruments in the form of warrants (“BSA”), founders’ warrants (“BSPCE”) and free shares attributed to employees and board members.

In accordance with IFRS 2 Share-based Payment, the cost of transactions settled in equity instruments is recognized under expenses in the period in which the rights to benefit from the equity instruments are acquired by the holder.

The fair value of the warrants granted to employees is measured using the Black-Scholes option valuation model. The same is true for warrants granted to other individuals supplying similar services, the market value of the latter not being determinable.

The assumptions used in measuring the fair value of such compensation plan equity issuances are described in Note 11.

2.18 Employment benefit obligations

The French employees of the Company are entitled to retirement benefits provided for under French law, and include:

•	a retirement benefit, paid by the Company at the time of their retirement (defined benefit plan); and
•	payment of retirement pensions by the Social Security bodies, which are financed by contributions from companies and employees (defined contribution plan).

Retirement plans, related payments and other company benefits which are classified as defined benefit plans (plans in which the Company undertakes to guarantee a defined amount or level of benefit) are recognized in the statements of consolidated financial position on the basis of an actuarial valuation of the commitments at the end of the period, after deduction of the fair value of the related plan assets dedicated to them.

This valuation is based on the projected unit credit method, taking into account staff turnover and mortality rates. Any actuarial variances are recognized in consolidated shareholders’ equity under “Other comprehensive income (loss).”

The payments made by the Company for defined contribution plans are recognized as expense in the statements of consolidated operations for the period to which they relate.

2.19 Provisions

A provision is recognized if, as a result of a past event, a company has a present legal or constructive obligation that can be estimated reliably, and it is probable that an outflow of economic benefits will be required to settle the obligation.

The amount recognized as a provision is the best estimate of the expenditure required to settle the present obligation at the reporting date.

2.20 Financial liabilities

Financial liabilities are classified into two categories and include:

•	financial liabilities recognized at amortized cost; and
•	financial liabilities recognized at fair value through profit or loss.

Financial liabilities recognized at amortized cost

Borrowings and other financial liabilities, such as conditional advances, are recognized at amortized cost calculated using the effective interest rate. The portion of financial liabilities due in less than one year is presented under “current financial liabilities.”

During the year ended December 31, 2018, the Company issued three tranches of non-convertible bonds with warrants attached to the first tranche. This financial instrument includes: a debt component related to the non-convertible bonds (measured at amortized cost) and an equity instrument related to the warrants (measured at fair value at the issue date in equity instruments in accordance with IAS 32 / IFRS 9). The fourth tranche of non-convertible bonds was issued during the year ended December 31, 2019. Transaction costs are allocated to the debt component and the equity instrument in proportion to their respective estimated values.

The accounting treatment of this compound financial instrument is detailed in Note 12.2.2.

Financial liabilities recognized at fair value through profit or loss

During the year ended December 31, 2020, the Company issued notes convertible into ordinary shares and/or redeemable in cash, with attached warrants. This financial instrument includes: a debt component related to the convertible notes (measured at amortized cost), a derivative instrument related to the conversion option of the convertible notes (measured at fair value through profit or loss in accordance with IFRS 9) and an equity instrument related to the warrants (measured at fair value at the issuance date in equity instruments in accordance with IAS 32). Transactions costs are allocated to the debt component, the derivative instrument and the equity instrument in proportion to their respective estimated values.

The accounting treatment of this hybrid financial instrument is detailed in Note 12.2.1.

2.21 Income tax

The tax assets and liabilities payable for the fiscal year and the previous fiscal year are valued at the amount that the Company expects to recover from or pay to the tax authorities.

The tax rates and the tax regulations used to determine these amounts are those which have been enacted at the balance sheet date.

Deferred taxes are recognized using the liability method on temporary differences at the balance sheet date between the tax bases of assets and liabilities and their book values in the Financial Statements as well as on tax losses carried forward.

The main temporary differences relate to tax losses carried forward.

Deferred tax assets are recognized in respect of tax losses that may be carried forward when it is probable that the Company will have future taxable profits to which these unused tax losses can be allocated. The determination of the amount of deferred tax assets that can be recognized requires management to make estimates both concerning the period during which the tax losses will be used and the level of future taxable profits taking into account tax strategies developed by management as well as any deferred tax liabilities that exist.

2.22 Segment information

The Company operates in only one segment: the development of drug candidates that slow the degenerative processes associated with aging and improve functional outcomes for patients suffering from age-related diseases.

The assets, liabilities and the operating loss presented in the Financial Statements are based on the parent company’s operations located in France and the expansion of the Company into the United States which began in 2018. A majority of the research and development expenses and general and administrative expenses have been incurred in France and since 2018, such expenses have also been incurred in the United States.

2.23 Earnings per share

Basic earnings (loss) per share is calculated by dividing the net income (loss) attributable to shareholders of Biophytis by the weighted average number of ordinary shares outstanding during the period.

Diluted earnings (loss) per share is calculated by adjusting the net income (loss) attributable to shareholders of Biophytis and the weighted average number of ordinary shares in circulation by the effects of all potentially dilutive ordinary shares.

If the inclusion of instruments giving deferred access to capital (warrants, founders’ warrants, free shares or convertible notes) creates an anti-dilutive effect, those instruments are not taken into account.